UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Concord Real Estate CDO 2006-1 Depositor LLC1
(Exact name of depositor as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from

January 1, 2012 to December 31, 2012.

Date of Report (Date of earliest event reported): __________

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001549382

John J. Cramer; (617) 570-4600
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii) ☒

______________
1           Concord Real Estate CDO 2006-1 Depositor LLC, as securitizer, is filing this Form ABS-15G in respect of the asset-backed securities sponsored by it and outstanding during the reporting period, which asset-backed securities were privately issued by Concord Real Estate CDO 2006-1, Ltd. and Concord Real Estate CDO 2006-1, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CONCORD REAL ESTATE CDO 2006-1 DEPOSITOR LLC

By:	/s/ John J. Cramer
Name:	John J. Cramer
Title:	Vice President
(Senior Officer in Charge of Securitization)